Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	FEDERATED EQUITY FUNDS
Central Index Key	0000745968
Amendment Flag	false
Document Creation Date	Oct. 16, 2013
Document Effective Date	Oct. 16, 2013
Prospectus Date	Nov. 30, 2012